INVESTMENT IN INTELLECTUAL PROPERTY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017	Feb. 24, 2017
Impairment on Investment of Intellectual Property		10,000
Payments toward Software Development			$ 20,000
Additional software development costs	$ 9,150
Contribution Agmt
Agreement Date	Jul. 04, 2014	Jul. 04, 2014
Common Stock Issued for Cash, Shares	100,000	100,000
Common Stock Issued for Cash, Value	$ 10,000	$ 10,000